GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Balance at beginning of period	$ 4,437	$ 4,164	$ 4,291
Acquisitions(a)		186
Currency exchange and other	(34)	87	(127)
Balance at end of period	4,403	4,437	4,164
Operating segments | Power
Finite-Lived Intangible Assets [Line Items]
Balance at beginning of period	308	144	145
Acquisitions(a)		164
Currency exchange and other	4	0	(1)
Balance at end of period	311	308	144
Operating segments | Wind
Finite-Lived Intangible Assets [Line Items]
Balance at beginning of period	3,204	3,118	3,231
Acquisitions(a)		0
Currency exchange and other	(34)	86	(113)
Balance at end of period	3,170	3,204	3,118
Operating segments | Electrification
Finite-Lived Intangible Assets [Line Items]
Balance at beginning of period	925	902	915
Acquisitions(a)		22
Currency exchange and other	(4)	1	(13)
Balance at end of period	$ 921	$ 925	$ 902